SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Preferred stock - warrants
Liabilities:
Liabilities - Carrying Amount	$ 120,000
Preferred stock - conversion feature
Liabilities:
Liabilities - Carrying Amount	150,000
Fair Value, Inputs, Level 1 [Member] | Preferred stock - warrants
Liabilities:
Liabilities - Carrying Amount	0
Fair Value, Inputs, Level 1 [Member] | Preferred stock - conversion feature
Liabilities:
Liabilities - Carrying Amount	0
Fair Value, Inputs, Level 2 [Member] | Preferred stock - warrants
Liabilities:
Liabilities - Carrying Amount	0
Fair Value, Inputs, Level 2 [Member] | Preferred stock - conversion feature
Liabilities:
Liabilities - Carrying Amount	0
Fair Value, Inputs, Level 3 [Member] | Preferred stock - warrants
Liabilities:
Liabilities - Carrying Amount	120,000
Fair Value, Inputs, Level 3 [Member] | Preferred stock - conversion feature
Liabilities:
Liabilities - Carrying Amount	150,000
Cash [Member]
Assets:
Assets - Carrying Amount	758,000	$ 5,517,000
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Assets - Carrying Amount	758,000	5,517,000
Cash [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Assets - Carrying Amount	0	0
Cash [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Assets - Carrying Amount	0	0
Convertible Notes Payable [Member]
Liabilities:
Liabilities - Carrying Amount	2,000,000	2,000,000
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Liabilities - Carrying Amount	0	0
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Liabilities - Carrying Amount	29,000	90,000
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Liabilities - Carrying Amount	$ 0	$ 0